NOTES PAYABLE AND OTHER DEBT (Senior Note - Guaranteed by USDA and SBA) (Details)						1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2016 USD ($)	Apr. 30, 2015 USD ($)	Feb. 01, 2015 USD ($)	Sep. 24, 2014 USD ($)	Aug. 17, 2012	Jun. 30, 2012 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) facility	Dec. 31, 2014 USD ($)	Apr. 30, 2012 USD ($)
Debt Instrument [Line Items]
Total indebtedness							$ 115,503,000	$ 122,759,000	$ 151,359,000
Restricted assets related to the loan										$ 400,000
Monthly principal and interest payments			$ 14,000
Maturity period							2 years
Repayment of debt	$ 3,900,000	$ 6,500,000		$ 4,500,000.0
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Number of term loan facilities | facility								5
Total indebtedness								$ 26,463,000	$ 27,128,000
Restricted assets related to the loan								1,800,000
Monthly principal and interest payments								200,000
Deferred financing costs								$ 800,000
Annual renewal fee for the USDA guarantee (as a percent)								0.25%
Prepayment penalties, annual decline (as a percent)								1.00%
Prepayment penalties, annual decline capped (as a percent)								1.00%
Number of Facilities Term Loans, with Waiver | facility								1
Other Senior Debt - Guaranteed by SBA
Debt Instrument [Line Items]
Number of term loan facilities | facility								2
Percentage of debt insured								75.00%
Total indebtedness						$ 1,300,000		$ 2,400,000
Monthly principal and interest payments								16,000
Deferred financing costs								$ 200,000
Prepayment penalties (as a percent)								2.20%
Period over which prepayment penalties decline								10 years
Minimum interest rate (as a percent)								2.81%
Maximum interest rate (as a percent)								5.50%
Repayment of debt								$ 2,000,000.0
CDC loan agreement
Debt Instrument [Line Items]
Total indebtedness								$ 1,100,000
Maturity period						20 years
Period over which prepayment penalties decline						10 years
Minimum interest rate (as a percent)						2.42%
Minimum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured								70.00%
Spread on floating interest rate (as a percent)								1.00%
Variable interest rate floor (as a percent)								5.50%
Prepayment penalties (as a percent)								6.00%
Maximum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured								80.00%
Spread on floating interest rate (as a percent)								1.75%
Variable interest rate floor (as a percent)								6.00%
Prepayment penalties (as a percent)					9.00%			8.00%